Consolidated Schedule of Investments(a)
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-19.51%
U.S. Treasury Bills-19.51%(b)
1.27%, 10/20/2022(c) (Cost $3,988,673)	$4,000,000	$3,979,361
	Shares
Money Market Funds-74.62%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.59%(d)(e)	15,157,705	15,157,705
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 1.68%(d)(e)	60,388	60,388
Total Money Market Funds (Cost $15,218,093)		15,218,093
TOTAL INVESTMENTS IN SECURITIES-94.13% (Cost $19,206,766)		19,197,454
OTHER ASSETS LESS LIABILITIES-5.87%		1,197,565
NET ASSETS-100.00%		$20,395,019
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$3,979,361 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$25,326,592	$(10,168,887)	$-	$-	$15,157,705	$38,884
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	-	11,548,484	(11,488,096)	-	-	60,388	3,396
Total	$-	$36,875,076	$(21,656,983)	$-	$-	$15,218,093	$42,280

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cobalt Fastmarket	31	September-2022	$1,688,078	$(161,268)	$(161,268)
LME Copper	30	August-2022	5,948,437	(1,220,700)	(1,220,700)
LME Copper	29	September-2022	5,745,988	339,168	339,168
LME Nickel	51	August-2022	7,218,234	(1,317,655)	(1,317,655)
LME Nickel	53	September-2022	7,506,072	817,228	817,228
LME Primary Aluminum	62	August-2022	3,876,922	(349,447)	(349,447)
LME Primary Aluminum	66	September-2022	4,130,346	217,164	217,164
SGX Iron Ore 62%	121	September-2022	1,391,379	104,209	104,209
Subtotal—Long Futures Contracts				(1,571,301)	(1,571,301)
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF (EVMT)—(continued)
July 31, 2022
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
LME Copper	30	August-2022	$(5,948,438)	$(363,863)	$(363,863)
LME Nickel	51	August-2022	(7,218,234)	(783,148)	(783,148)
LME Primary Aluminum	62	August-2022	(3,876,922)	(206,141)	(206,141)
Subtotal—Short Futures Contracts				(1,353,152)	(1,353,152)
Total Futures Contracts				$(2,924,453)	$(2,924,453)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-49.71%
U.S. Treasury Bills-49.71%(b)
0.77%, 08/18/2022	$360,000,000	$359,656,175
1.05%, 09/29/2022(c)	500,000,000	498,221,805
1.25%, 10/20/2022(c)	125,000,000	124,355,046
1.37%–2.52%, 10/27/2022(c)	425,000,000	422,620,421
1.53%, 11/25/2022	2,500,000,000	2,479,941,675
1.71%, 12/08/2022(c)	300,000,000	297,223,632
Total U.S. Treasury Securities (Cost $4,192,695,263)		4,182,018,754
	Shares
Money Market Funds-45.60%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	3,279,906,770	3,279,906,770
	Shares	Value
Money Market Funds-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 1.68%(d)(e)	555,705,907	$555,705,907
Total Money Market Funds (Cost $3,835,612,677)		3,835,612,677
TOTAL INVESTMENTS IN SECURITIES-95.31% (Cost $8,028,307,940)		8,017,631,431
OTHER ASSETS LESS LIABILITIES-4.69%		394,672,555
NET ASSETS-100.00%		$8,412,303,986
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$496,958,798 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,605,913,043	$5,975,858,360	$(6,301,864,633)	$-	$-	$3,279,906,770	$11,239,045
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	567,944,988	7,315,955,055	(7,328,194,136)	-	-	555,705,907	2,978,587
Total	$4,173,858,031	$13,291,813,415	$(13,630,058,769)	$-	$-	$3,835,612,677	$14,217,632

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	1,292	September-2022	$131,060,480	$(2,646,557)	$(2,646,557)
Corn	1,944	September-2022	59,899,500	(7,183,744)	(7,183,744)
Gasoline RBOB	1,615	November-2022	181,594,476	(11,714,599)	(11,714,599)
Gold	402	December-2022	71,628,360	1,004,786	1,004,786
LME Copper	421	December-2022	83,276,431	(21,102,973)	(21,102,973)
LME Primary Aluminum	1,629	December-2022	101,496,474	(26,513,002)	(26,513,002)
LME Zinc	3,532	August-2022	299,183,358	(12,726,207)	(12,726,207)
LME Zinc	591	August-2023	44,790,413	2,642,633	2,642,633
Natural Gas	1,863	April-2023	89,051,400	(2,563,009)	(2,563,009)
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2022
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
NY Harbor ULSD	1,243	March-2023	$165,466,917	$(477,069)	$(477,069)
Silver	149	September-2022	15,046,765	(554,940)	(554,940)
Soybean	876	November-2022	64,320,300	(575,233)	(575,233)
Sugar No. 11	2,493	September-2022	48,974,486	(4,448,126)	(4,448,126)
Wheat	1,347	July-2023	57,079,125	(11,704,722)	(11,704,722)
WTI Crude Oil	1,558	November-2022	146,249,460	(4,377,347)	(4,377,347)
Subtotal—Long Futures Contracts				(102,940,109)	(102,940,109)
Short Futures Contracts
Commodity Risk
LME Copper	260	December-2022	(51,429,625)	3,113,815	3,113,815
LME Primary Aluminum	1,007	December-2022	(62,742,142)	3,004,669	3,004,669
LME Zinc	3,532	August-2022	(299,183,358)	2,303,092	2,303,092
LME Zinc	40	August-2023	(3,031,500)	(306,663)	(306,663)
Subtotal—Short Futures Contracts				8,114,913	8,114,913
Total Futures Contracts				$(94,825,196)	$(94,825,196)

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21%	Monthly	August-2022	$800,000,000	$—	$33,421,230	$33,540,901
Goldman Sachs International	Receive	Goldman Sachs Managed Commodity Strategy GSEBA001	0.22	Monthly	August-2022	1,000,000,000	—	41,660,050	41,816,763
JPMorgan	Receive	J.P. Morgan Excess Return JMCUINVE Index	0.20	Monthly	August-2022	100,000,000	—	4,171,668	4,185,915
Macquarie Bank Ltd.	Receive	Macquarie MQCP322E Managed Futures Index	0.21	Monthly	August-2022	1,400,000,000	—	58,444,721	58,654,146
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMB Excess Return Index	0.22	Monthly	August-2022	1,000,000,000	—	41,540,874	41,697,586
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCYIZ01 Index	0.20	Monthly	August-2022	1,250,000,000	—	52,248,282	52,426,364
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.20	Monthly	August-2022	1,400,000,000	—	58,495,582	58,695,034
Total - Total Return Swap Agreements							$—	$289,982,407	$291,016,709

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $131,760,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2022
(Unaudited)
Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Heating Oil	17.06%
	RBOB Gasoline	14.91
	WTI Crude Oil	12.04
	Brent Crude Oil	11.46
	Natural Gas	7.70
	Gold	6.20
	Soybean	5.58
	Corn	5.15
	Wheat	4.90
	Sugar	4.20
	Zinc	3.41
	Aluminium	3.28
	Copper	2.79
	Silver	1.32
	Total	100.00%
Goldman Sachs Managed Commodity Strategy GSEBA001
	Long Futures Contracts
	Heating Oil	17.19%
	RBOB Gasoline	14.95
	WTI Crude Oil	12.07
	Brent Crude Oil	11.33
	Natural Gas	7.72
	Gold	6.24
	Soybean	5.59
	Corn	5.16
	Wheat	4.92
	Sugar	4.21
	Aluminium	3.26
	Zinc	3.23
	Copper	2.81
	Silver	1.32
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2022
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Excess Return JMCUINVE Index
	Long Futures Contracts
	Heating Oil	17.08%
	RBOB Gasoline	14.91
	WTI Crude Oil	12.04
	Brent Crude Oil	11.46
	Natural Gas	7.70
	Gold	6.19
	Soybean	5.58
	Corn	5.15
	Wheat	4.90
	Sugar	4.20
	Zinc	3.41
	Aluminium	3.27
	Copper	2.79
	Silver	1.32
	Total	100.00%
Macquarie MQCP322E Managed Futures Index
	Long Futures Contracts
	Heating Oil	17.07%
	RBOB Gasoline	14.91
	WTI Crude Oil	12.04
	Brent Crude Oil	11.46
	Natural Gas	7.70
	Gold	6.20
	Soybean	5.58
	Corn	5.15
	Wheat	4.90
	Sugar	4.20
	Zinc	3.40
	Aluminium	3.28
	Copper	2.79
	Silver	1.32
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2022
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch MLBXIVMB Excess Return Index
	Long Futures Contracts
	Heating Oil	17.64%
	RBOB Gasoline	14.81
	WTI Crude Oil	11.96
	Brent Crude Oil	11.39
	Natural Gas	7.65
	Gold	6.15
	Soybean	5.54
	Corn	5.11
	Wheat	4.87
	Sugar	4.17
	Zinc	3.38
	Aluminium	3.25
	Copper	2.77
	Silver	1.31
	Total	100.00%
Morgan Stanley MSCYIZ01 Index
	Long Futures Contracts
	Heating Oil	17.07%
	RBOB Gasoline	14.91
	WTI Crude Oil	12.04
	Brent Crude Oil	11.46
	Natural Gas	7.70
	Gold	6.20
	Soybean	5.58
	Corn	5.15
	Wheat	4.90
	Sugar	4.20
	Zinc	3.40
	Aluminium	3.28
	Copper	2.79
	Silver	1.32
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2022
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PS01 Index
	Long Futures Contracts
	Heating Oil	17.07%
	RBOB Gasoline	14.91
	WTI Crude Oil	12.04
	Brent Crude Oil	11.46
	Natural Gas	7.70
	Gold	6.19
	Soybean	5.58
	Corn	5.15
	Wheat	4.90
	Sugar	4.20
	Zinc	3.41
	Aluminium	3.28
	Copper	2.79
	Silver	1.32
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Electric Vehicle Metals Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$3,979,361	$-	$3,979,361
Money Market Funds	15,218,093	-	-	15,218,093
Total Investments in Securities	15,218,093	3,979,361	-	19,197,454
Other Investments - Assets*
Futures Contracts	1,477,769	-	-	1,477,769
Other Investments - Liabilities*
Futures Contracts	(4,402,222)	-	-	(4,402,222)
Total Other Investments	(2,924,453)	-	-	(2,924,453)
Total Investments	$12,293,640	$3,979,361	$-	$16,273,001
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Investments in Securities
U.S. Treasury Securities	$-	$4,182,018,754	$-	$4,182,018,754
Money Market Funds	3,835,612,677	-	-	3,835,612,677
Total Investments in Securities	3,835,612,677	4,182,018,754	-	8,017,631,431
Other Investments - Assets*
Futures Contracts	12,068,995	-	-	12,068,995
Swap Agreements	-	291,016,709	-	291,016,709
	12,068,995	291,016,709	-	303,085,704
Other Investments - Liabilities*
Futures Contracts	(106,894,191)	-	-	(106,894,191)
Total Other Investments	(94,825,196)	291,016,709	-	196,191,513
Total Investments	$3,740,787,481	$4,473,035,463	$-	$8,213,822,944

*	Unrealized appreciation (depreciation).